Accounts Receivable, Net (Tables)	6 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable and Allowance for Credit Losses

As of September 30, 2025 and March 31, 2026, accounts receivable and allowance for credit losses consisted of the following:

	As of September 30, 2025	As of March 31, 2026
		(Unaudited)
Accounts receivable	$11,742,416	$7,520,968
Less: allowance for credit losses	(280,407)	(1,089,575)
Accounts receivable, net	$11,462,009	$6,431,393

Schedule of Allowance for Credit Losses

The movement is the allowance for credit losses for the six months ended March 31, 2025 and 2026:

	Six months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Balance at beginning of period	$107,598	$280,407
Changes in credit losses	30,926	787,837
Foreign currency translation adjustment	(3,656)	21,331
Balance at the end of period	$134,868	$1,089,575